Income Taxes (Tables)	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Current
Federal	$—
State	—
Deferred
Federal	(661,587)
State	(236,281)
Valuation allowance	897,868
Income tax provision	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets:
Start-up/Organization costs	$848,805
Net operating loss carryforwards	49,063
Total deferred tax assets	897,868
Valuation allowance	(897,868)
Deferred tax asset, net of allowance	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Statutory Federal income tax rate	21.0%
State income taxes	7.5%
Change in fair value of warrants	(4.1)%
Issuance costs – warrants	(2.9)%
Change in Valuation Allowance	(21.5)%
Income Taxes Benefit	0.0%